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                       SUPPLEMENT DATED JANUARY 12, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                            EQUITY GROWTH PORTFOLIO
                             FOCUS EQUITY PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                              TECHNOLOGY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is being supplemented to reflect (i) a reduction in the voluntary expense cap for the Small Company Growth Portfolio and (ii) changes in the portfolio management of the Technology Portfolio.
                            ------------------------

Morgan Stanley Dean Witter Investment Management has agreed to reduce its voluntary expense cap for the Small Company Growth Portfolio. Effective as of January 1, 2001, the voluntary expense cap has been lowered from 1.25% to 1.10% for Class A shares and from 1.50% to 1.35% for Class B shares of the Portfolio. Accordingly, the footnote on page 8 is hereby amended as follows:

*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIO, SO THAT TOTAL ANNUAL OPERATING EXPENSES WILL NOT EXCEED 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES OF THE EQUITY GROWTH PORTFOLIO; 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE FOCUS EQUITY PORTFOLIO; 1.10% FOR CLASS A SHARES AND 1.35% FOR CLASS B SHARES OF THE SMALL COMPANY GROWTH PORTFOLIO; 1.25% FOR CLASS A SHARES AND 1.50% FOR CLASS B SHARES OF THE TECHNOLOGY PORTFOLIO; AND 0.70% FOR CLASS A SHARES AND 0.95% FOR CLASS B SHARES OF THE VALUE EQUITY PORTFOLIO. FOR THE YEARS ENDED DECEMBER 31, 1999 AND 2000, MSDW INVESTMENT MANAGEMENT VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE SMALL COMPANY GROWTH PORTFOLIO SO THAT TOTAL ANNUAL OPERATING EXPENSES WOULD NOT EXCEED 1.25% FOR CLASS A SHARES AND 1.50% FOR CLASS B SHARES.
                            ------------------------

The Prospectus is also hereby amended and supplemented to reflect changes in the portfolio management of the Technology Portfolio. Stephen C. Sexauer no longer serves as a Portfolio Manager of the Technology Portfolio. Alexander L. Umansky and Dennis P. Lynch now share primary responsibility for managing the assets of the Technology Portfolio. Accordingly, the paragraph "TECHNOLOGY PORTFOLIO" on page 11 is hereby deleted and replaced with the following:

TECHNOLOGY PORTFOLIO
ALEXANDER L. UMANSKY AND DENNIS P. LYNCH
Information about Alexander L. Umansky and Dennis P. Lynch is included under the Small Company Growth Portfolio above. Messrs. Umansky and Lynch have had primary responsibility for managing the Portfolio's assets since September 1998 and December 2000, respectively.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE